Investments (Details 18) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 61,812	$ 35,646
Impaired Financing Receivable, Recorded Investment	60,904	35,646
Impaired Financing Receivable, Related Allowance	8,188	6,239
Loans And Leases Receivable Impaired At Carrying Value 1	52,716	29,407
Impaired Financing Receivable, Average Recorded Investment	42,589	41,178
Impaired Financing Receivable, Interest Income, Accrual Method	1,048	820
Commercial Real Estate Other Receivable With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	32,088	16,901
Impaired Financing Receivable, Recorded Investment	31,496	16,901
Impaired Financing Receivable, Related Allowance	0	0
Loans And Leases Receivable Impaired At Carrying Value 1	31,496	16,901
Impaired Financing Receivable, Average Recorded Investment	14,877	19,253
Impaired Financing Receivable, Interest Income, Accrual Method	630	525
Commercial Real Estate Other Receivable With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	29,724	18,745
Impaired Financing Receivable, Recorded Investment	29,408	18,745
Impaired Financing Receivable, Related Allowance	8,188	6,239
Loans And Leases Receivable Impaired At Carrying Value 1	21,220	12,506
Impaired Financing Receivable, Average Recorded Investment	27,712	21,925
Impaired Financing Receivable, Interest Income, Accrual Method	$ 418	$ 295